Inventories - details of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€ 543	€ 826
Less: Progress billings	358	715
Construction contracts, net asset/(liability)	185	111
Construction contract assets	220	194
Construction contract liabilities	€ 35	€ 83